Offerings - Offering: 1	Oct. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	15,547,669
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 342,048,718.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,236.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share, of VenHub Global, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration.

The Company paid the amount offset under CIK 0001972234 related to an abandoned Form S-4 Fling with Target Global Acquisition I Corp.